Stockholders' Equity	3 Months Ended
Sep. 30, 2014
Notes
Stockholders' Equity

NOTE 7 – STOCKHOLDERS’ EQUITY

(For the years ended December 31, 2013 and December 31, 2012)

Common and preferred shares authorized

The Company was incorporated on January 4, 2001, at which time the Company authorized 300,000,000 shares of common Stock with $0.001 par value and 30,000,000 shares of preferred Stock with $0.001 par value.

In May of 2013, the Company amended its Articles of Incorporation to provide for an increase in its’ authorized share capital. The authorized common stock increased to 800,000,000 shares at a par value of $0.001 per share and preferred stock increased to 80,000,000 at a par value of $0.001 per share.

On June 5, 2013, the Company designated 80,000,000 preferred shares as Series A Convertible Preferred Stock which has the voting power equal to 100 common shares per each share of preferred stock. Each Series A Convertible Preferred Stock is convertible into 10 common shares at any time by the holder.

Preferred shares issued

On June 10, 2013, the Company issued 20,000,000 Series A Convertible Preferred Shares to its CEO, Ardell Mees, for executive services performed on behalf of the Company. On September 20, 2013, the Company canceled the 20,000,000 preferred shares to Ardell Mees. The Board of Director’s believes it is in the Company’s best interest to cancel the 20,000,000 preferred shares because they would substantially dilute the market value of the Company’s stock if converted to common shares.

Common shares issued

On June 7, 2013, the Company issued 2,250,000 shares to a Calvin Mees, a related party consultant, for various services performed which include the development of a business plan for the expansion of the Company’s operations, preparation of news releases, investor affairs, and other business related services. The shares were valued at $0.001 per share which resulted in the Company recording a consulting expense of $2,250. The consulting services provided were completed by June 30, 2013. The consultant is a related party to the Company as he is the brother of Ardell, Mees, the Company’s CEO. The Company has had no recent sales of stock for cash nor has the Company had an independent valuation of the Company’s stock price. Therefore, management valued the shares at par value $0.001.

NOTE 8 – STOCKHOLDERS’ EQUITY

(For the nine months ended September 30, 2014 and September 30, 2013)

Common and preferred shares authorized

The Company was incorporated on January 4, 2001, at which time the Company authorized 300,000,000 shares of common Stock with $0.001 par value and 30,000,000 shares of preferred Stock with $0.001 par value.

In May of 2013, the Company amended its Articles of Incorporation to provide for an increase in its’ authorized share capital. The authorized common stock increased to 800,000,000 shares at a par value of $0.001 per share and preferred stock increased to 80,000,000 at a par value of $0.001 per share.

On June 5, 2013, the Company designated 80,000,000 preferred shares as Series A Convertible Preferred Stock which has the voting power equal to 100 common shares per each share of preferred stock. Each Series A Convertible Preferred Stock is convertible into 10 common shares at any time by the holder.

Preferred shares issued

On June 10, 2013, the Company issued 20,000,000 Series A Convertible Preferred Shares to its CEO, Ardell Mees, for executive services performed on behalf of the Company. On September 20, 2013, the Company canceled the 20,000,000 preferred shares to Ardell Mees. The Board of Director’s believes it is in the Company’s best interest to cancel the 20,000,000 preferred shares because they would substantially dilute the market value of the Company’s stock if converted to common shares.

Common shares issued

On June 7, 2013, the Company issued 2,250,000 shares to a Calvin Mees, a related party consultant, for various services performed which include the development of a business plan for the expansion of the Company’s operations, preparation of news releases, investor affairs, and other business related services. The shares were valued at $0.001 per share which resulted in the Company recording a consulting expense of $2,250. The consulting services provided were completed by June 30, 2013. The consultant is a related party to the Company as he is the brother of Ardell, Mees, the Company’s CEO. The Company has had no recent sales of stock for cash nor has the Company had an independent valuation of the Company’s stock price. Therefore, management valued the shares at par value $0.001.

The Company did not issue any new shares of common stock in the nine months ended September 30, 2014.